John Deere Owner Trust 2014	EXHIBIT 99.3
Servicer’s Certificate

$308,000,000 Class A-1 0.20000% Asset Backed Notes due May 01, 2015

$292,000,000 Class A-2 0.45% Asset Backed Notes due September 15, 2016

$313,000,000 Class A-3 0.92% Asset Backed Notes due April 16, 2018

$94,165,000 Class A-4 1.45% Asset Backed Notes due July 15, 2020

$25,829,050 Asset Backed Certificates

Scheduled Payment Date (30/360)	15-Jul-17
Actual Payment Date (A/360)	17-Jul-17
Collection Period Begin Date	29-May-17
Collection Period End Date	25-Jun-17
Days in accrual period (30/360)	30
Days in accrual period (ACT/360)	32

(1)	Total Distribution Amount:			$7,776,015.92
	(a)	Total cash receipts during the month:		$7,543,829.19
	(b)	Administrative repurchases during the month:		$228,450.37
	(c)	Investment earnings on cash accounts:		$3,736.36
	(d)	Payment from Deere to buy-back the deal:		$0.00

(2)	(a)	Administration Fee:		$100.00
	(b)	Administration Fee Shortfall:		$0.00

(3)	Noteholders’ Interest Distributable Amount deposited into Note Distribution Account:			$116,765.43
	Noteholders’ Interest Carryover Shortfall:			$0.00

	(a)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-1 Notes:	$0.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

	(b)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-2 Notes:	$0.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-2 Notes:	$0.00

	(c)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-3 Notes:	$2,982.72
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

	(d)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-4 Notes:	$113,782.71
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4)	Noteholders’ Principal Distribution Amount deposited into Note Distribution Account:			$7,432,083.94
	Noteholders’ Principal Carryover Shortfall:			$0.00

	(a)	(i)	Class A-1 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-1 Noteholders:	0.00%
		(iii)	Class A-1 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-1 Noteholders’ Principal Distributable Amount:	$0.00

	(b)	(i)	Class A-2 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-2 Noteholders:	0.00%
		(iii)	Class A-2 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-2 Noteholders’ Principal Distributable Amount:	$0.00

	(c)	(i)	Class A-3 Noteholders’ Monthly Principal Distributable Amount:	$3,890,498.97
		(ii)	% of Principal Distribution Amount applicable to Class A-3 Noteholders:	52.35%
		(iii)	Class A-3 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-3 Noteholders’ Principal Distributable Amount:	$3,890,498.97

	(d)	(i)	Class A-4 Noteholders’ Monthly Principal Distributable Amount:	$3,541,584.97
		(ii)	% of Principal Distribution Amount applicable to Class A-4 Noteholders:	47.65%
		(iii)	Class A-4 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-4 Noteholders’ Principal Distributable Amount:	$3,541,584.97

(5)	Noteholders’ Distributable Amount:			$7,548,849.37

(6)	Reserve Account balance:
	(a)	Beginning balance:		$10,329,940.50
	(b)	Amount of deposit from Collection Account to Reserve Account:		$123,835.90
		(i)	Amount to increase the amount on deposit in the Reserve Account to the Specified Reserve Account Balance:	$0.00
		(ii)	Amount of excess to Reserve Account from Collection Account:	$123,835.90
	(c)	Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(c)):		$0.00
		(i)	Interest Amount included above:	$0.00
		(ii)	Principal Amount included above:	$0.00
	(d)	Reserve Account Balance over the Specified Reserve Account Balance (before any distribution of excess):		$123,835.90
	(e)	Ending Balance (after giving effect to all distributions):		$10,329,940.50
	(f)	Specified Reserve Account Balance:		$10,329,940.50

(7)	Servicing Fee:			$103,230.65
	(a)	Amount of Servicing Fee earned:		$103,230.65
	(b)	Amount of Servicing Fee paid:		$103,230.65
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(8)	Amount paid to Indenture Trustee:			$0.00

(9)	Amount paid to Owner Trustee:			$0.00

(10)	(a)	Certificateholders’ Principal Distributable Amount applicable to current period:		$0.00
	(b)	% of Principal Distribution Amount applicable to Certificate holders:		0.00%
	(c)	Certificateholders’ Principal Carryover Shortfall:		$0.00
	(d)	Certificateholders’ Principal Distributable Amount:		$0.00

(11)	Excess Reserve Account Balance Distributable to Seller (5.05(b)(i) or (ii)):			$123,835.90

(12)	(a)	Pool Balance (excluding Accrued Interest) as of close of business on the last day of the related Collection Period:		$116,269,885.37

	(b)	Note Value as of the end of the related Collection Period:		$116,452,464.95

	(c)	Number of Accounts at the end of the related Collection Period:		6,336

(13)	After giving effect to all distributions on such Payment Date:
	(a)	(i)	Outstanding Principal Balance of Class A-1 Notes:	$0.00
		(ii)	Class A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Balance of Class A-2 Notes:	$0.00
		(ii)	Class A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Balance of Class A-3 Notes:	$0.00
		(ii)	Class A-3 Note Pool Factor:	0.0000000

	(d)	(i)	Outstanding Principal Balance of Class A-4 Notes:	$90,623,415.03
		(ii)	Class A-4 Note Pool Factor:	0.9623896

	(e)	(i)	Outstanding Principal Balance of Certificates:	$25,829,049.92
		(ii)	Certificate Pool Factor:	1.0000000

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$219,483.62
		(ii) % of Pool Balance:	0.18%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

(15)	(i)	Aggregate amount of net losses for the collection period:	$88,975.78
	(ii)	Cumulative amount of net losses:	$2,572,735.94
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.24%

(16)	(i)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	2.71%

(17)	Collateral Composition:
	(a)	Number of loans at the beginning of the period:	6,613
	(b)	Number of loans at the end of the period:	6,336
	(c)	Weighted average remaining term on receivables:	12.74
	(d)	Prepayment amount - monthly:	($4,073,249.51)
	(e)	Prepayment amount - life-to-date:	$85,163,876.87
	(f)	Weighted average APR of the pool assets:	2.54%
	(g)	Pool Factor:	0.11